UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07493)

The Hennessy Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments.

Schedule of Investments
July 31, 2006
Hennessy Balanced Fund (Unaudited)
			% of Net
	Shares	Value	Assets
COMMON STOCKS - 51.75%
Consumer Discretionary - 6.09%
General Motors Corp.	50,900	$1,640,507	6.09%
Consumer Staples - 6.87%
Altria Group, Inc.	17,475	1,397,475	5.19%
The Coca-Cola Co.	10,200	453,900	1.68%
		1,851,375	6.87%
Financials - 10.06%
Citigroup, Inc.	26,475	1,279,007	4.74%
J.P. Morgan Chase & Co.	31,425	1,433,609	5.32%
		2,712,616	10.06%
Health Care - 10.84%
Merck & Co., Inc.	38,175	1,537,307	5.70%
Pfizer, Inc.	53,325	1,385,917	5.14%
		2,923,224	10.84%
Industrials - 3.03%
General Electric Co.	24,975	816,433	3.03%
Materials - 4.56%
EI Du Pont de Nemours & Co.	31,000	1,229,460	4.56%
Telecommunication Services - 10.30%
AT&T, Inc.	48,275	1,447,767	5.37%
Verizon Communications, Inc.	39,300	1,329,126	4.93%
		2,776,893	10.30%
TOTAL COMMON STOCKS (Cost $13,056,759)		$13,950,508	51.75%

	Principal		% of Net
	Amount	Value	Assets
SHORT TERM INVESTMENTS - 48.05%
U.S. Treasury Notes - 45.39%
2.375%, 08/15/2006	$710,000	$709,473	2.63%
4.540%, 08/17/2006	1,300,000	1,297,314	4.81%
2.375%, 08/31/2006	915,000	913,213	3.39%
4.800%, 09/14/2006	1,400,000	1,392,018	5.16%
2.500%, 09/30/2006	770,000	766,812	2.84%
4.740%, 10/19/2006	2,050,000	2,028,126	7.52%
2.625%, 11/15/2006	690,000	685,229	2.54%
2.875%, 11/30/2006	707,000	701,919	2.60%
3.000%, 12/31/2006	400,000	396,532	1.47%
3.750%, 03/31/2007	1,400,000	1,387,586	5.15%
3.125%, 05/15/2007	700,000	689,363	2.56%
3.500%, 05/31/2007	810,000	799,433	2.97%
3.625%, 06/30/2007	475,000	468,785	1.75%
TOTAL U.S. TREASURY NOTES (Cost $12,250,056)		12,235,803	45.39%
Discount Notes - 2.55%
Federal Home Loan Bank Discount Note
5.200%, 08/01/2006	687,000	687,000	2.55%
TOTAL DISCOUNT NOTES (Cost $687,000)		687,000	2.55%
Variable Rate Demand Notes# - 0.11%
American Family Financial Services, Inc.
5.0234%	27,281	27,281	0.10%
Wisconsin Corporate Central Credit Union
5.0681%	2,292	2,292	0.01%
TOTAL VARIABLE RATE DEMAND NOTES (Cost $29,573)		29,573	0.11%
TOTAL SHORT TERM INVESTMENTS (Cost $12,966,629)		12,952,376	48.05%
Total Investments (Cost $26,023,388) - 99.80%		26,902,884	99.80%
Other Assets in Excess of Liabilities - 0.20%		54,546	0.20%
TOTAL NET ASSETS - 100.00%		$26,957,430	100.00%

#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of July 31, 2006.

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at July 31, 2006 was as follows*:

Cost of investments	$26,063,024
Gross unrealized appreciation	1,188,574
Gross unrealized depreciation	(348,714)
Net unrealized appreciation	$839,860

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
July 31, 2006
Hennessy Total Return Fund (Unaudited)
			% of Net
	Shares	Value	Assets
COMMON STOCKS - 77.12%
Consumer Discretionary - 8.85%
General Motors Corp.	241,000	$7,767,430	8.85%
Consumer Staples - 10.73%
Altria Group, Inc.	84,200	6,733,474	7.68%
The Coca-Cola Co.	60,200	2,678,900	3.05%
		9,412,374	10.73%
Financials - 15.41%
Citigroup, Inc.	129,700	6,265,807	7.14%
J.P. Morgan Chase & Co.	159,000	7,253,580	8.27%
		13,519,387	15.41%
Health Care - 16.18%
Merck & Co., Inc.	193,100	7,776,137	8.86%
Pfizer, Inc.	246,900	6,416,931	7.32%
		14,193,068	16.18%
Industrials - 3.81%
General Electric Co.	102,100	3,337,649	3.81%
Materials - 6.61%
EI Du Pont de Nemours & Co.	146,250	5,800,275	6.61%
Telecommunication Services - 15.53%
AT&T, Inc.	242,600	7,275,574	8.29%
Verizon Communications, Inc.	187,700	6,348,014	7.24%
		13,623,588	15.53%
TOTAL COMMON STOCKS (Cost $66,097,675)		67,653,771	77.13%

	Principal		% of Net
	Amount	Value	Assets
SHORT TERM INVESTMENTS - 56.74%
U.S. Treasury Bills* - 56.07%
4.150%, 08/24/2006	$19,500,000	19,443,937	22.16%
4.820%, 09/21/2006	15,000,000	14,902,569	16.99%
4.740%, 10/19/2006	15,000,000	14,839,950	16.92%
TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,190,152)		49,186,456	56.07%
Discount Notes - 0.59%
Federal Home Loan Bank Discount Note
5.200%, 08/01/2006	519,000	519,000	0.59%
TOTAL DISCOUNT NOTES (Cost $519,000)		519,000	0.59%
Variable Rate Demand Notes - 0.08%
American Family Financial Services, Inc.
5.0234%	32,632	32,632	0.04%
Wisconsin Corporate Central Credit Union
5.0681%	35,055	35,055	0.04%
TOTAL VARIABLE RATE DEMAND NOTES (Cost $67,687)		67,687	0.08%
TOTAL SHORT TERM INVESTMENTS (Cost $44,776,839)		49,773,143	56.74%
Total Investments (Cost $115,874,514) - 133.86%		117,426,914	133.86%
Liabilities in Excess of Other Assets - (33.86)%		(29,705,982)	(33.86%)
TOTAL NET ASSETS - 100.00%		$87,720,932	100.00%

Percentages are stated as a percent of net assets.

*	Collateral or partial collateral for securities sold subject to repurchase.
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates changed periodically on specified dates. The rates listed are as of July 31, 2006.

The cost basis of investments for federal income tax purposes at July 31, 2006 was as follows*:

Cost of investments	$115,886,778
Gross unrealized appreciation	6,172,667
Gross unrealized depreciation	(4,632,531)
Net unrealized appreciation	$1,540,136

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Hennessy Funds, Inc.

By (Signature and Title) /s/Neil J. Hennessy
Neil J. Hennessy, President

Date 9/28/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Neil J. Hennessy
Neil J. Hennessy
President
(Principal Executive Officer)

Date 9/28/2006

By (Signature and Title)* /s/Teresa M. Nilsen
Teresa M. Nilsen
Treasurer
(Principal Executive Officer)
Date 9/28/2006